The Gabelli Small Cap Growth Fund
Schedule of Investments — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.8%
Aerospace  — 0.8%
207,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 11,358,090
30,500 Allied Motion Technologies Inc. ................. 1,218,170
40,000 Innovative Solutions and Support Inc.† ..... 286,800
7,000 Kratos Defense & Security Solutions Inc.† 100,380
12,963,440
Agriculture  — 0.0%
10,000 Cadiz Inc.† ............................................... 40,600
52,000 Limoneira Co. ........................................... 809,120
849,720
Automotive  — 0.3%
430,000 Iveco Group NV† ...................................... 3,871,970
67,000 The Shyft Group Inc. ................................ 1,478,020
5,349,990
Automotive: Parts and Accessories  — 4.2%
147,500 BorgWarner Inc. ....................................... 7,214,225
840,000 Brembo SpA ............................................. 12,447,537
94,022 China Automotive Systems Inc.† ............... 462,588
74,000 Commercial Vehicle Group Inc.† ............... 821,400
1,108,000 Dana Inc. ................................................. 18,836,000
360,000 Modine Manufacturing Co.† ...................... 11,887,200
35,000 Monro Inc. ............................................... 1,422,050
4,300 O'Reilly Automotive Inc.† ......................... 4,107,790
45,000 Puradyn Filter Technologies Inc.† .............. 4
180,000 Standard Motor Products Inc. ................... 6,753,600
249,000 Strattec Security Corp.† ............................ 4,531,800
18,400 Thor Industries Inc. .................................. 1,904,400
4,000 Uni-Select Inc.† ........................................ 142,065
70,530,659
Aviation: Parts and Services  — 2.0%
20,000 AAR Corp.† .............................................. 1,155,200
9,500 Astronics Corp.† ...................................... 188,670
23,200 Astronics Corp., Cl. B† ............................. 469,220
48,000 Ducommun Inc.† ..................................... 2,091,360
670,500 Kaman Corp. ............................................ 16,313,265
89,000 Moog Inc., Cl. A ....................................... 9,650,270
18,000 Moog Inc., Cl. B ....................................... 1,964,700
20,000 Woodward Inc. ......................................... 2,378,200
34,210,885
Broadcasting  — 1.3%
150,000 Beasley Broadcast Group Inc., Cl. A† ........ 153,000
10,000 Cogeco Communications Inc. ................... 533,610
24,000 Cogeco Inc. .............................................. 1,012,176
200,000 Corus Entertainment Inc., Cl. B ................. 197,773
39,500 Fox Corp., Cl. A ........................................ 1,343,000
25,000 Gray Television Inc. .................................. 197,000
72,350 Gray Television Inc., Cl. A ......................... 657,661
280,000 ITV plc ..................................................... 242,875
13,000 Liberty Broadband Corp., Cl. A† ................ 1,036,490
Shares
Market
Value
11,000 Liberty Broadband Corp., Cl. C† ................ $ 881,210
20,000 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... 1,352,400
27,000 Liberty Media Corp.- Liberty Formula One,
Cl. C† ................................................... 2,032,560
64,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. A† ................................................... 2,099,840
34,452 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... 1,127,614
22,000 Nexstar Media Group Inc. ......................... 3,664,100
100,000 Salem Media Group Inc.† ......................... 95,780
480,000 Sirius XM Holdings Inc. ............................ 2,174,400
93,000 Sphere Entertainment Co.† ....................... 2,547,270
10,000 Townsquare Media Inc., Cl. A .................... 119,100
21,467,859
Building and Construction  — 7.2%
78,200 Arcosa Inc. ............................................... 5,925,214
200,000 Armstrong Flooring Inc.† .......................... 3,800
61,000 D.R. Horton Inc. ....................................... 7,423,090
30,000 Gibraltar Industries Inc.† .......................... 1,887,600
218,700 Herc Holdings Inc. .................................... 29,929,095
100,000 KB Home ................................................. 5,171,000
3,000 Legacy Housing Corp.† ............................ 69,570
366,100 Lennar Corp., Cl. B ................................... 41,361,978
81,600 MDC Holdings Inc. ................................... 3,816,432
3,000 Meritage Homes Corp. .............................. 426,810
1,765 NVR Inc.† ................................................ 11,208,844
78,800 PulteGroup Inc. ........................................ 6,121,184
70,000 Titan Machinery Inc.† ............................... 2,065,000
63,300 Toll Brothers Inc. ...................................... 5,005,131
120,414,748
Business Services  — 2.0%
13,000 ACCO Brands Corp. .................................. 67,730
505,000 Clear Channel Outdoor Holdings Inc.† ....... 691,850
60,000 Element Solutions Inc. .............................. 1,152,000
13,000 GSE Systems Inc.† ................................... 4,680
35,500 Live Nation Entertainment Inc.† ................ 3,234,405
40,000 Loomis AB ............................................... 1,166,768
92,340 Madison Square Garden Entertainment
Corp.† .................................................. 3,104,471
15,000 McGrath RentCorp ................................... 1,387,200
25,000 RB Global Inc. .......................................... 1,500,000
20,000 Sealed Air Corp. ....................................... 800,000
345,000 Sohgo Security Services Co. Ltd. .............. 1,946,699
1,000 Team Inc.† ............................................... 8,300
66,000 The Interpublic Group of Companies Inc. .. 2,546,280
25,000 TransAct Technologies Inc.† ..................... 224,000
1,600,000 Trans-Lux Corp.† ...................................... 800,000
34,000 United Rentals Inc. ................................... 15,142,580
33,776,963

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Cable  — 0.4%
54,500 AMC Networks Inc., Cl. A† ........................ $ 651,275
40,000 DISH Network Corp., Cl. A† ...................... 263,600
30,000 EchoStar Corp., Cl. A† .............................. 520,200
138,000 Liberty Global plc, Cl. A† .......................... 2,326,680
136,000 Liberty Global plc, Cl. C† .......................... 2,416,720
90,000 WideOpenWest Inc.† ................................ 759,600
6,938,075
Communications Equipment  — 0.1%
110,000 Telesat Corp.† .......................................... 1,036,200
Computer Software and Services  — 1.6%
40,000 Activision Blizzard Inc.† ............................ 3,372,000
370,000 Alithya Group Inc., Cl. A† .......................... 603,100
10,000 I3 Verticals Inc., Cl. A† ............................. 228,600
11,000 MKS Instruments Inc. ............................... 1,189,100
24,500 Rockwell Automation Inc. ......................... 8,071,525
31,000 Tyler Technologies Inc.† ........................... 12,910,570
7,300 Vimeo Inc.† .............................................. 30,076
26,404,971
Consumer Products  — 1.5%
120,000 1-800-Flowers.com Inc., Cl. A† ................. 936,000
67,000 Brunswick Corp. ....................................... 5,804,880
32,000 Chofu Seisakusho Co. Ltd. ........................ 553,089
39,700 Church & Dwight Co. Inc. ......................... 3,979,131
26,000 Energizer Holdings Inc. ............................. 873,080
2,000 Harley-Davidson Inc. ................................ 70,420
8,000 HNI Corp. ................................................. 225,440
2,500 Kobayashi Pharmaceutical Co. Ltd. ........... 135,504
3,200 LCI Industries .......................................... 404,352
216,000 Marine Products Corp. .............................. 3,641,760
5,500 National Presto Industries Inc. .................. 402,600
225,000 Sally Beauty Holdings Inc.† ...................... 2,778,750
215,000 Samick Musical Instruments Co. Ltd. ........ 196,293
3,700 Shimano Inc. ............................................ 614,380
9,500 Steven Madden Ltd. .................................. 310,555
10,000 The Scotts Miracle-Gro Co. ....................... 626,900
4,000 Vista Outdoor Inc.† .................................. 110,680
9,500 WD-40 Co. ............................................... 1,792,175
84,000 Wolverine World Wide Inc. ....................... 1,233,960
24,689,949
Consumer Services  — 1.0%
53,000 Bowlin Travel Centers Inc.† ....................... 238,500
16,000 H&E Equipment Services Inc. ................... 732,000
5,000 IAC Inc.† .................................................. 314,000
180,000 OPENLANE Inc.† ...................................... 2,739,600
282,000 Rollins Inc. ............................................... 12,078,060
16,102,160
Diversified Industrial  — 12.1%
10,000 Acuity Brands Inc. .................................... 1,630,800
Shares
Market
Value
51,000 Albany International Corp., Cl. A ................ $ 4,757,280
195,000 Ampco-Pittsburgh Corp.† ......................... 620,100
64,800 Burnham Holdings Inc., Cl. A .................... 829,440
355,500 Crane Co. ................................................. 31,682,160
314,000 Crane NXT Co. .......................................... 17,722,160
50,000 Distribution Solutions Group Inc.† ............ 2,603,000
93,200 EnPro Industries Inc. ................................ 12,444,996
103,900 Greif Inc., Cl. A ......................................... 7,157,671
94,700 Greif Inc., Cl. B ......................................... 7,315,575
372,000 Griffon Corp. ............................................ 14,991,600
32,000 Hyster-Yale Materials Handling Inc. ........... 1,786,880
162,000 INNOVATE Corp.† ..................................... 283,500
5,500 JSP Corp. ................................................ 71,239
100,017 L.B. Foster Co., Cl. A† ............................... 1,428,243
40,400 Lincoln Electric Holdings Inc. .................... 8,024,652
31,200 Lindsay Corp. ........................................... 3,723,408
37,500 Matthews International Corp., Cl. A ........... 1,598,250
910,000 Myers Industries Inc. ................................ 17,681,300
72,000 Oil-Dri Corp. of America ............................ 4,247,280
13,000 Olin Corp. ................................................ 668,070
323,000 Park-Ohio Holdings Corp. ......................... 6,137,000
12,500 Pentair plc ................................................ 807,500
14,000 Roper Technologies Inc. ........................... 6,731,200
54,000 Sonoco Products Co. ................................ 3,187,080
50,000 Standex International Corp. ....................... 7,073,500
84,029 Steel Partners Holdings LP† ..................... 3,991,377
13,000 T. Hasegawa Co. Ltd. ................................ 309,020
7,000 Terex Corp. .............................................. 418,810
335,500 Textron Inc. .............................................. 22,689,865
440,000 Tredegar Corp. ......................................... 2,934,800
221,000 Trinity Industries Inc. ................................ 5,681,910
201,229,666
Electronics  — 3.1%
110,000 Badger Meter Inc. ..................................... 16,231,600
208,700 Bel Fuse Inc., Cl. A ................................... 12,163,036
400,000 CTS Corp. ................................................ 17,052,000
40,000 Daktronics Inc.† ....................................... 256,000
120,000 Gentex Corp. ............................................ 3,511,200
20,000 IMAX Corp.† ............................................ 339,800
30,000 Renesas Electronics Corp.† ...................... 561,662
60,000 Stoneridge Inc.† ....................................... 1,131,000
51,246,298
Energy and Utilities  — 2.4%
18,000 Avangrid Inc. ............................................ 678,240
24,000 Callon Petroleum Co.† .............................. 841,680
9,800 Chesapeake Utilities Corp. ........................ 1,166,200
35,000 CMS Energy Corp. .................................... 2,056,250
20,000 Consolidated Water Co. Ltd. ...................... 484,600
36,800 Diamondback Energy Inc. ......................... 4,834,048
108,000 Dril-Quip Inc.† .......................................... 2,513,160
74,000 Energy Recovery Inc.† .............................. 2,068,300

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
29,000 Landis+Gyr Group AG ............................... $ 2,488,353
22,000 Marathon Petroleum Corp. ........................ 2,565,200
3,500 Middlesex Water Co. ................................. 282,310
11,000 Northwest Natural Holding Co. .................. 473,550
21,500 NorthWestern Corp. .................................. 1,220,340
10,000 Otter Tail Corp. ......................................... 789,600
1,700,000 RPC Inc. .................................................. 12,155,000
8,000 SJW Group .............................................. 560,880
32,000 Southwest Gas Holdings Inc. .................... 2,036,800
6,800 Spire Inc. ................................................. 431,392
31,000 The York Water Co. ................................... 1,279,370
55,000 Vestas Wind Systems A/S† ....................... 1,462,636
40,387,909
Entertainment  — 2.2%
85,000 Inspired Entertainment Inc.† ..................... 1,250,350
165,000 Liberty Media Corp.- Liberty Braves, Cl. A† 6,751,800
188,000 Liberty Media Corp.- Liberty Braves, Cl. C† 7,448,560
35,000 Madison Square Garden Sports Corp. ....... 6,581,750
66,000 Manchester United plc, Cl. A ..................... 1,609,080
300,000 Sinclair Inc. .............................................. 4,146,000
7,800 Take-Two Interactive Software Inc.† .......... 1,147,848
3,500 The Walt Disney Co.† ............................... 312,480
35,000 Universal Entertainment Corp.† ................. 592,086
104,000 Warner Bros Discovery Inc.† .................... 1,304,160
48,400 World Wrestling Entertainment Inc., Cl. A .. 5,249,948
36,394,062
Environmental Services  — 0.5%
59,000 Republic Services Inc. .............................. 9,037,030
Equipment and Supplies  — 19.0%
17,200 A.O. Smith Corp. ...................................... 1,251,816
389,000 AMETEK Inc. ............................................ 62,971,320
56,000 AZZ Inc. ................................................... 2,433,760
9,200 Chart Industries Inc.† ............................... 1,470,068
6,200 Chase Corp. ............................................. 751,564
167,000 CIRCOR International Inc.† ....................... 9,427,150
315,000 Core Molding Technologies Inc.† .............. 7,166,250
92,000 Crown Holdings Inc. ................................. 7,992,040
2,025 Danaher Corp. .......................................... 486,000
100,000 Donaldson Co. Inc. ................................... 6,251,000
38,700 Entegris Inc. ............................................. 4,288,734
189,800 Federal Signal Corp. ................................. 12,152,894
241,000 Flowserve Corp. ....................................... 8,953,150
152,500 Franklin Electric Co. Inc. ........................... 15,692,250
424,500 Graco Inc. ................................................ 36,655,575
33,500 IDEX Corp. ............................................... 7,211,210
125,000 Interpump Group SpA .............................. 6,940,032
6,800 Littelfuse Inc. ........................................... 1,980,908
110,000 Maezawa Kyuso Industries Co. Ltd. ........... 849,233
65,500 Minerals Technologies Inc. ....................... 3,778,695
Shares
Market
Value
6,000 MSA Safety Inc. ....................................... $ 1,043,760
495,000 Mueller Industries Inc. .............................. 43,203,600
335,000 Mueller Water Products Inc., Cl. A ............. 5,437,050
3,500 Teleflex Inc. .............................................. 847,105
167,200 Tennant Co. .............................................. 13,561,592
740,000 The Gorman-Rupp Co. .............................. 21,334,200
97,000 The Greenbrier Companies Inc. ................. 4,180,700
115,003 The L.S. Starrett Co., Cl. A† ...................... 1,201,781
50,500 The Manitowoc Co. Inc.† .......................... 950,915
50,000 The Middleby Corp.† ................................ 7,391,500
36,000 The Timken Co. ........................................ 3,295,080
30,000 The Toro Co. ............................................ 3,049,500
6,000 Valmont Industries Inc. ............................. 1,746,300
7,875 Watsco Inc., Cl. B ..................................... 3,076,251
45,000 Watts Water Technologies Inc., Cl. A ......... 8,267,850
317,290,833
Financial Services  — 4.2%
7,000 Ameris Bancorp ....................................... 239,470
22,200 Argo Group International Holdings Ltd. ..... 657,342
12,000 Capitol Federal Financial Inc. ..................... 74,040
20,700 Crazy Woman Creek Bancorp Inc. ............. 468,855
325,000 Energy Transfer LP ................................... 4,127,500
200 Farmers & Merchants Bank of Long Beach 1,087,000
2,000 First Horizon Corp. ................................... 22,540
354,000 Flushing Financial Corp. ............................ 4,350,660
66,000 FNB Corp. ................................................ 755,040
155,000 GAM Holding AG† .................................... 93,514
25,000 Hanover Bancorp Inc. ............................... 449,500
278,000 Hope Bancorp Inc. .................................... 2,340,760
410,000 Huntington Bancshares Inc. ...................... 4,419,800
674,500 KKR & Co. Inc. ......................................... 37,772,000
80,000 Medallion Financial Corp. .......................... 632,800
8,000 PROG Holdings Inc.† ................................ 256,960
54,000 Sandy Spring Bancorp Inc. ....................... 1,224,720
25,000 Sculptor Capital Management Inc. ............. 220,750
47,000 Synovus Financial Corp. ........................... 1,421,750
16,000 TFS Financial Corp. ................................... 201,120
15,000 Thomasville Bancshares Inc. ..................... 923,250
230,000 Valley National Bancorp ............................ 1,782,500
34,308 Value Line Inc. ......................................... 1,574,737
10,000 Waterloo Investment Holdings Ltd.†(a) ..... 5,000
119,500 Webster Financial Corp. ............................ 4,511,125
133,000 Wright Investors' Service Holdings Inc.† ... 19,405
69,632,138
Food and Beverage  — 5.5%
424,500 Arca Continental SAB de CV ...................... 4,356,848
14,000 BellRing Brands Inc.† ............................... 512,400
75,000 Brown-Forman Corp., Cl. A ....................... 5,105,250
40,000 Bull-Dog Sauce Co. Ltd. ............................ 546,658
900,000 China Tontine Wines Group Ltd.† .............. 9,303
270,000 Crimson Wine Group Ltd.† ....................... 1,809,000

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
220,000 Denny's Corp.† ........................................ $ 2,710,400
500,000 Dynasty Fine Wines Group Ltd.† ............... 15,314
116,000 Farmer Brothers Co.† ............................... 321,320
400,000 Flowers Foods Inc. ................................... 9,952,000
114,000 ITO EN Ltd. .............................................. 3,135,701
46,000 Iwatsuka Confectionery Co. Ltd. ................ 1,648,151
23,000 J & J Snack Foods Corp. .......................... 3,642,280
108,500 Kameda Seika Co. Ltd. .............................. 3,252,105
240,000 Kikkoman Corp. ........................................ 13,625,420
640,000 Maple Leaf Foods Inc. .............................. 12,502,887
12,000 MEIJI Holdings Co. Ltd. ............................ 267,618
10,500 MGP Ingredients Inc. ................................ 1,115,940
62,000 Morinaga Milk Industry Co. Ltd. ................ 2,027,208
7,500 National Beverage Corp.† ......................... 362,625
43,500 Nissin Foods Holdings Co. Ltd. ................. 3,590,457
13,000 Post Holdings Inc.† .................................. 1,126,450
60,000 Rock Field Co. Ltd. ................................... 620,396
3,000 The Boston Beer Co. Inc., Cl. A† ............... 925,320
56,700 The J.M. Smucker Co. .............................. 8,372,889
625,000 Tingyi (Cayman Islands) Holding Corp. ..... 971,478
32,500 Tootsie Roll Industries Inc. ....................... 1,150,825
370,000 Vina Concha y Toro SA ............................. 430,762
950,000 Vitasoy International Holdings Ltd. ............ 1,183,257
20,000 Willamette Valley Vineyards Inc.† .............. 115,400
100,000 Yakult Honsha Co. Ltd. ............................. 6,309,990
91,715,652
Health Care  — 4.2%
1,400 Align Technology Inc.† ............................. 495,096
6,700 Bio-Rad Laboratories Inc., Cl. A† .............. 2,540,104
13,300 Bruker Corp. ............................................ 983,136
630 Chemed Corp. .......................................... 341,252
21,000 CONMED Corp. ........................................ 2,853,690
400,000 Cutera Inc.† ............................................. 6,052,000
50,000 Dexcom Inc.† ........................................... 6,425,500
15,000 Evolent Health Inc., Cl. A† ......................... 454,500
148,500 Globus Medical Inc., Cl. A† ....................... 8,841,690
70,500 Henry Schein Inc.† ................................... 5,717,550
28,000 ICU Medical Inc.† ..................................... 4,989,320
33,000 Masimo Corp.† ........................................ 5,430,150
45,000 Neogen Corp.† ......................................... 978,750
4,000 NeoGenomics Inc.† .................................. 64,280
26,000 Neuronetics Inc.† ..................................... 55,900
90,000 NuVasive Inc.† ......................................... 3,743,100
185,000 OPKO Health Inc.† .................................... 401,450
129,000 Orthofix Medical Inc.† .............................. 2,329,740
14,000 Patterson Cos. Inc. ................................... 465,640
70,500 QuidelOrtho Corp.† ................................... 5,841,630
24,000 Seikagaku Corp. ....................................... 125,243
23,400 STERIS plc ............................................... 5,264,532
Shares
Market
Value
19,000 Straumann Holding AG ............................. $ 3,081,225
3,000 Stryker Corp. ............................................ 915,270
30,000 SurModics Inc.† ....................................... 939,300
19,600 Teladoc Health Inc.† ................................. 496,272
100 The Cooper Companies Inc. ...................... 38,343
38,000 United-Guardian Inc. ................................ 323,760
70,188,423
Home Furnishings  — 0.3%
161,500 Bassett Furniture Industries Inc. ............... 2,428,960
5,000 Ethan Allen Interiors Inc. .......................... 141,400
65,000 La-Z-Boy Inc. ........................................... 1,861,600
4,431,960
Hotels and Gaming  — 4.3%
50,000 Boyd Gaming Corp. .................................. 3,468,500
190,000 Canterbury Park Holding Corp. ................. 4,423,200
140,600 Churchill Downs Inc. ................................ 19,567,302
120,000 Formosa International Hotels Corp. ........... 999,856
530,000 Full House Resorts Inc.† ........................... 3,551,000
48,000 Gaming and Leisure Properties Inc., REIT . 2,326,080
750,000 Genting Singapore Ltd. ............................. 521,295
103,000 Golden Entertainment Inc.† ....................... 4,305,400
2,250,000 Mandarin Oriental International Ltd.† ........ 3,712,500
3,000 Penn Entertainment Inc.† ......................... 72,090
241,000 Ryman Hospitality Properties Inc., REIT .... 22,393,720
2,500,000 The Hongkong & Shanghai Hotels Ltd.† .... 2,201,378
139,000 The Marcus Corp. ..................................... 2,061,370
13,000 Wynn Resorts Ltd. ................................... 1,372,930
70,976,621
Machinery  — 2.6%
326,000 Astec Industries Inc. ................................. 14,813,440
1,415,000 CNH Industrial NV .................................... 20,376,000
95,000 Kennametal Inc. ....................................... 2,697,050
4,700 Nordson Corp. ......................................... 1,166,446
160,000 The Eastern Co. ........................................ 2,894,400
142,000 Twin Disc Inc.† ......................................... 1,598,920
43,546,256
Manufactured Housing and Recreational
Vehicles  — 1.8%
64,000 Cavco Industries Inc.† .............................. 18,880,000
72,500 Nobility Homes Inc. .................................. 2,171,375
81,500 Skyline Champion Corp.† ......................... 5,334,175
51,500 Winnebago Industries Inc. ........................ 3,434,535
29,820,085
Metals and Mining  — 0.0%
45,000 Ivanhoe Mines Ltd., Cl. A† ........................ 411,021
95,000 Kinross Gold Corp. ................................... 453,150
864,171
Publishing  — 0.6%
2,500 Graham Holdings Co., Cl. B ....................... 1,428,700
4,500 John Wiley & Sons Inc., Cl. B ................... 152,258

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Publishing (Continued)
34,000 News Corp., Cl. A ..................................... $ 663,000
775,000 The E.W. Scripps Co., Cl. A† ..................... 7,091,250
9,335,208
Real Estate  — 1.9%
80,000 Capital Properties Inc., Cl. A ..................... 902,400
10,000 Gyrodyne LLC† ........................................ 95,600
17,600 Lamar Advertising Co., Cl. A, REIT ............ 1,746,800
89,500 Morguard Corp. ........................................ 6,891,112
25,000 Reading International Inc., Cl. A† .............. 66,250
4,000 Reading International Inc., Cl. B† .............. 93,400
35,000 Seritage Growth Properties, Cl. A, REIT† ... 312,200
136,600 Tejon Ranch Co.† ..................................... 2,350,886
381,000 The St. Joe Co. ......................................... 18,417,540
139,000 Trinity Place Holdings Inc.† ...................... 75,060
30,951,248
Retail  — 6.4%
114,500 AutoNation Inc.† ...................................... 18,847,845
17,000 Big 5 Sporting Goods Corp. ...................... 155,720
900 Biglari Holdings Inc., Cl. A† ...................... 855,000
154,000 Copart Inc.† ............................................. 14,046,340
523 Hertz Global Holdings Inc.† ...................... 9,618
200,000 Ingles Markets Inc., Cl. A .......................... 16,530,000
54,000 Lands' End Inc.† ...................................... 419,040
70,000 Movado Group Inc. ................................... 1,878,100
157,000 Nathan's Famous Inc. ............................... 12,330,780
70,100 Penske Automotive Group Inc. .................. 11,680,763
90,000 Pets at Home Group plc ............................ 430,454
326,500 Rush Enterprises Inc., Cl. B ...................... 22,221,590
11,000 Salvatore Ferragamo SpA ......................... 181,008
10,000 The Cheesecake Factory Inc. ..................... 345,800
26,000 Tractor Supply Co. .................................... 5,748,600
60,000 Village Super Market Inc., Cl. A ................. 1,369,200
6,700 Vroom Inc.† ............................................. 9,648
500 Winmark Corp. ......................................... 166,235
107,225,741
Specialty Chemicals  — 1.9%
3,200 Albemarle Corp. ....................................... 713,888
28,000 Ashland Inc. ............................................. 2,433,480
245,000 H.B. Fuller Co. .......................................... 17,519,950
37,500 Hawkins Inc. ............................................ 1,788,375
25,000 Huntsman Corp. ....................................... 675,500
5,600 NewMarket Corp. ..................................... 2,251,872
8,400 Quaker Chemical Corp. ............................. 1,637,160
1,500 Rogers Corp.† .......................................... 242,895
24,400 Sensient Technologies Corp. ..................... 1,735,572
2,500 Takasago International Corp. ..................... 46,779
91,200 The General Chemical Group Inc.†(a) ........ 0
Shares
Market
Value
80,000 Valvoline Inc. ........................................... $ 3,000,800
32,046,271
Telecommunications  — 0.5%
27,000 Consolidated Communications Holdings
Inc.† ..................................................... 103,410
61,000 Gogo Inc.† ............................................... 1,037,610
3,500 IDT Corp., Cl. B† ...................................... 90,475
85,100 Nuvera Communications Inc. .................... 1,148,850
82,000 Rogers Communications Inc., Cl. B ........... 3,742,480
109,500 Shenandoah Telecommunications Co. ....... 2,127,585
30,000 VEON Ltd., ADR† ..................................... 613,200
8,863,610
Transportation  — 2.8%
348,000 GATX Corp. .............................................. 44,801,520
18,600 Irish Continental Group plc ....................... 94,784
124,000 Navigator Holdings Ltd.† .......................... 1,613,240
42,857 Steel Connect Inc.† .................................. 359,143
46,868,687
Wireless Communications  — 0.1%
50,000 United States Cellular Corp.† .................... 881,500
TOTAL COMMON STOCKS .................. 1,647,668,988
CLOSED-END FUNDS  — 0.1%
50,000 The Central Europe, Russia, and Turkey
Fund Inc. .............................................. 453,000
32,229 The European Equity Fund Inc. .................. 277,492
114,000 The New Germany Fund Inc. ..................... 1,023,720
TOTAL CLOSED-END FUNDS ................ 1,754,212
PREFERRED STOCKS  — 0.2%
Automotive: Parts and Accessories  — 0.2%
82,500 Jungheinrich AG ....................................... 3,019,405
RIGHTS  — 0.0%
Communications Equipment  — 0.0%
60,500 Pineapple Energy Inc., CVR†(a) ................ 213,565
WARRANTS  — 0.0%
Business Services  — 0.0%
1 Internap Corp., expire 05/08/24†(a) .......... 652
Diversified Industrial  — 0.0%
140,000 Ampco-Pittsburgh Corp., expire 08/01/25† 68,600
TOTAL WARRANTS .......................... 69,252

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 0.8%
$ 13,740,000 U.S. Treasury Bills,
5.100% to 5.253%††,
08/17/23 to 09/28/23 ............................ $ 13,617,768
TOTAL MISCELLANEOUS INVESTMENTS
— 0.1%(b) ................................. 2,140,530
TOTAL INVESTMENTS — 100.0%
(Cost $460,501,869) ............................. $ 1,668,483,720
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust